Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 250,000		$ 250,000		$ 250,000
Maturity amount							$ 4,959,263
Recognized income tax			50%		50%
Foreign currency gain	$ 17,709	$ 0	$ 27,593	$ 9,848	$ 261,000	$ 470
Capitalized interest			536,077	85,207
Capitalized interest			$ 219,531	$ 35,376
Total revenue percentage			2.00%
Revenue percentage	100.00%	90.00%	99.00%	90.00%
Customer percentage			10.00%
Margin tax expense					9,705	$ 0
Interest paid					$ 804,000
Revenue percentage					10.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage					95.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage						89.00%
CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)				17,250,000		17,250,000
Incurred offering costs				$ 3,916,281		$ 3,916,281
Underwriting discount amount				3,450,000		3,450,000
Other offering costs				466,281		466,281
Offering costs				3,672,335		3,672,335
Recorded of offering costs				$ 88,910		$ 88,910
Shares of common stock (in Shares)				562,500		562,500
Aggregate purchase shares (in Shares)				15,800,000		15,800,000
Federal depository insurance corporation coverage limit				$ 250,000		$ 250,000
CleanTech Acquisition Corp [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs				155,037		$ 155,037
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage			91.00%		82.00%
Concentration risk percentage					82.00%	82.00%
Capitalized Interest [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Capitalized interest			$ 316,546	$ 49,831